INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAX [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2016	2015
	$	$

Operating loss carry forwards	13,625	7,656
Reserves and allowances	913	1,629

Net deferred tax assets before valuation allowance	14,538	9,285
Valuation allowance	(10,471)	(5,213)

Net deferred tax assets	4,067	4,072

Deferred income taxes consist of the following:
Domestic	8,987	4,027
Valuation allowance	(4,867)	-
Net deferred tax assets	4,120	4,027

Foreign	5,550	5,258
Valuation allowance	(5,604)	(5,213)
	(54)	45

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2016	2015	2014
	$	$	$

Domestic	(9,634)	915	6,281
Foreign	(2,268)	301	1,595
	(11,902)	1,216	7,876
  (*) Substantially all tax expenses are as a result of changes in deferred taxes

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2016	2015	2014
	$	$	$
Income(loss) before income tax, as reported in the consolidated statements of operations	(11,902)	1,216	7,876
Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical tax expense	(2,976)	322	2,087
Current year carryforward losses and other differences for which a valuation allowance was recorded	-	2	67
Changes in valuation allowance	5,257	(211)	(1,332)
Gain from bargain purchase and non-recoverable withholding taxes	(1,516)
Changes in foreign currency exchange rate and other differences	255	44	674
Changes in tax rate	828	-	-
Non-deductible expenses	243	40	179

Actual income tax expense (benefit)	2,091	197	1,675